                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-3896

                             FPA PERENNIAL FUND, INC.
               (Exact name of registrant as specified in charter)

      11400 WEST OLYMPIC BLVD., SUITE 1200, LOS ANGELES, CALIFORNIA 90064
                    (Address of principal executive offices)

                             J. RICHARD ATWOOD,
      11400 WEST OLYMPIC BLVD., SUITE 1200, LOS ANGELES, CALIFORNIA 90064
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 310-473-0225

Date of fiscal year end:  DECEMBER 31

Date of reporting period:  JUNE 30, 2003

Item 1.           Report to Stockholders.

  FPA Perennial Fund, Inc.

                                                       SEMI-ANNUAL REPORT

                                                       JUNE 30, 2003

[FPA LOGO]
DISTRIBUTOR:

FPA FUND DISTRIBUTORS, INC.

11400 West Olympic Boulevard, Suite 1200
Los Angeles, CA 90064
PA75703

                             LETTER TO SHAREHOLDERS

Dear Fellow Shareholders:

     After a miserable first quarter of stock market performance, dominated by worries about the economy and Iraq, the second quarter showed a dramatic improvement. Massive fiscal and monetary stimulus has alleviated economic concerns and driven an extraordinary advance. From the mid-March lows to late July, the S&P is up over 25% and the Nasdaq almost 40%. While we share some degree of optimism about an economic recovery, we believe that the best case outcome has already been largely discounted by the market. As a result, we are not looking for second half stock market performance anything near as positive as the year so far.

     Perennial did quite well in the second quarter, up 23.2%, and as a result is now only modestly behind the benchmark Russell 2500 for the year-to-date period. Results for the longer three -and five-year periods continue to be highly favorable for Perennial.

                     PERIODS ENDED JUNE 30, 2003
             -------------------------------------------
              SECOND              ONE     THREE   FIVE
              QUARTER    YTD     YEAR    YEARS *  YEARS*
             ---------  -----   ------  -------  -------
Perennial**   23.2%    14.3%     5.2%    11.9%   10.9%
Russell 2500  21.9%    16.9%     1.4%    (1.4)%   3.7%
S&P 500       15.4%    11.8%     0.3%   (11.2)%  (1.6)%
Nasdaq        21.0%    21.5%    10.9%   (25.8)%  (3.1)%

 *Annualized

**At net asset value, before sales charge.

     In last year's Semi-Annual report, we spoke about Lincare, a leading provider of respiratory therapy to patients in their homes. This quarter we will discuss another medical service company in Perennial's portfolio - RENAL CARE.

     The two companies have many similarities. Both provide life-saving medical services to individuals, both earn higher margins and are financially stronger than their competitors, and both receive a substantial portion of their revenues from Medicare, and are thus subject to the whims of Congress.

     Renal Care operates kidney dialysis centers. Its patients suffer from end-stage renal disease (ESRD), or kidney failure, and must receive dialysis three times a week in order to survive.

     Though not common, there are about 250,000 ESRD patients in the United States, or one out of every thousand. The disease is often the result of years of high blood pressure or diabetes. Our ability to control hypertension has fortunately improved over the past decade or two, making it a declining, but nevertheless still large problem. In contrast, the incidence of diabetes is increasing rapidly and advances in treatment have not been dramatic. As a result, the number of kidney failure patients in this country are increasing by about 5% annually.

     Renal Care was formed in the 1990s by a group of doctors who believed that superior patient care could be combined with excellent financial results for shareholders. So far, they have succeeded. Renal Care publishes data on "patient outcomes," comparing data for their patients with those of all U.S. dialysis patients. This includes information on mortality, annual days in the hospital, urea reduction, and red blood cell levels. Renal Care has consistently achieved results above the national average.

     As for shareholder returns, these too have been excellent. Renal Care has achieved high-teens earnings growth, has a return on equity approaching 20%, and has no debt, unlike its more leveraged competitors. Though only the fourth largest dialysis company, we believe it is in the best financial condition, and has consistently been able to grow through acquisition and DE NOVO center opening.

     As mentioned at the start of this discussion, Renal Care is subject to changes in reimbursement by both Medicare and Medicaid, as well as in the rates paid by private providers. Though a risk, we think this is not a major one, given that Congress has never cut dialysis rates, and that Medicare rates are already so low that profitability of Medicare patients is negligible.

     Renal Care is currently trading at about $35 per share or 16x projected 2003 earnings of $2.10 - $2.15. We expect it to continue to be a successful investment for the Perennial portfolio for many years.

Respectfully submitted,



/s/ Eric S. Ende

Eric S. Ende
President
July 31, 2003


                             HISTORICAL PERFORMANCE

                                     AVERAGE ANNUAL TOTAL RETURN
                                     PERIODS ENDED JUNE 30, 2003
                                     ---------------------------
                                      1 YEAR  5 YEARS  10 YEARS
                                      ------  -------  --------
         FPA Perennial Fund, Inc.
           (NAV)                       5.20%   10.86%   12.76%
         FPA Perennial Fund, Inc.
           (Net of Sales Charge)      (0.32)%   9.67%   12.15%
         Lipper Small-Cap Core Fund
           Average                    (2.07)%   3.33%    9.32%
         Russell 2500 Index            1.41%    3.65%   10.27%

The table presented above shows the average annual total return, which includes reinvestment of all distributions, for several different periods ended June 30, 2003 for the Fund and comparative indices of securities prices. The Russell 2500 Index consists of the 2,500 smallest companies in the Russell 3000 total capitalization universe. This index is a measure of small to medium capitalization stock performance. The Lipper Small-Cap Core Fund Average provides an additional comparison of how your Fund performed in relation to other mutual funds with similar objectives. The data quoted represents past performance, and an investment in the Fund may fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Since investors purchase shares of the Fund with varying sales charges depending primarily on volume purchased, the returns for the Fund are presented at net asset value (NAV) and also net of the current maximum sales charge of 5.25% of the offering price.

                             MAJOR PORTFOLIO CHANGES
                         Six Months Ended June 30, 2003

                                                         SHARES
                                                         ------
NET PURCHASES
COMMON STOCKS
Cal Dive International, Inc.                              27,500
CarMax, Inc.                                              70,000
Clayton Homes, Inc.                                       15,000
Cognex Corporation                                         5,000
Engelhard Corporation                                      5,000
HON INDUSTRIES Inc.                                       10,000
Lincare Holdings Inc.                                      5,000
National Commerce Financial Corporation                   12,900
Noble Corporation                                          5,000
North Fork Bancorporation, Inc.                           48,000
Renal Care Group, Inc.                                    13,000
ScanSource, Inc.                                          55,000
Tidewater Inc.                                            10,000

NET SALES
COMMON STOCKS
Circuit City Stores, Inc. (2)                            100,000
Donaldson Company, Inc. (2)                               18,000
Graco Inc.                                                 4,000
Knight Transportation, Inc.                               10,000
Landauer, Inc.                                            35,000
Manitowoc Company, Inc., The (2)                          50,000
SanDisk Corporation                                       25,000
Zebra Technologies Corporation (Class A)                   4,000


(1) Indicates new commitment to portfolio
(2) Indicates elimination from portfolio

                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2003

COMMON STOCKS                                                                            SHARES           VALUE
-----------------------------------------------------------------------             -------------   -------------
PRODUCER DURABLE GOODS - 15.0%
Cognex Corporation*                                                                     140,000     $    3,129,000
Crane Co.                                                                               105,000          2,376,150
Denison International plc (ADR)*                                                         75,000          1,443,750
Graco Inc.                                                                               90,950          2,910,400
IDEX Corporation                                                                         65,000          2,355,600
Zebra Technologies Corporation (Class A)*                                                41,000          3,082,790
                                                                                                    -------------
                                                                                                    $   15,297,690
                                                                                                    -------------
TECHNOLOGY - 14.2%
Advanced Fibre Communications, Inc.*                                                    165,000     $    2,684,550
KEMET Corporation*                                                                       60,900            615,090
Plantronics, Inc.*                                                                       95,000          2,058,650
SanDisk Corporation*                                                                    205,000          8,271,750
TriQuint Semiconductor, Inc.*                                                           209,691            872,315
                                                                                                    -------------
                                                                                                    $   14,502,355
                                                                                                    -------------
RETAILING - 9.8%
CEC Entertainment, Inc.*                                                                 55,000     $    2,031,150
CarMax, Inc.*                                                                           159,987          4,823,608
O'Reilly Automotive, Inc.*                                                               95,000          3,172,050
                                                                                                    -------------
                                                                                                    $   10,026,808
                                                                                                    -------------
ENERGY - 8.9%
Cal Dive International, Inc.*                                                           157,500     $    3,433,500
Noble Corporation*                                                                       85,000          2,915,500
Tidewater Inc.                                                                           95,000          2,790,150
                                                                                                    -------------
                                                                                                    $    9,139,150
                                                                                                    -------------
HEALTH CARE - 8.2%
Landauer, Inc.                                                                           10,000     $      418,300
Lincare Holdings Inc.*                                                                   85,000          2,678,350
Ocular Sciences, Inc.*                                                                  115,000          2,282,750
Renal Care Group, Inc.*                                                                  85,000          2,992,850
                                                                                                    -------------
                                                                                                    $    8,372,250
                                                                                                    -------------
BUSINESS SERVICES & SUPPLIES - 7.4%
HON INDUSTRIES Inc.                                                                      85,000     $    2,592,500
Manpower Inc.                                                                            65,000          2,410,850
Office Depot, Inc.*                                                                     175,000          2,539,250
                                                                                                    -------------
                                                                                                    $    7,542,600
                                                                                                    -------------
DISTRIBUTION - 5.6%
Black Box Corporation                                                                    60,000     $    2,172,000
ScanSource, Inc.*                                                                       135,000          3,611,250
                                                                                                    -------------
                                                                                                    $    5,783,250
                                                                                                    -------------

                                             PORTFOLIO OF INVESTMENTS
                                                    June 30, 2003

                                                                                      SHARES OR
                                                                                      PRINCIPAL
COMMON STOCKS-CONTINUED                                                                 AMOUNT           VALUE
-----------------------------------------------------------------------             -------------   --------------
BANKING - 5.6%
National Commerce Financial Corporation                                                  127,900    $    2,838,101
North Fork Bancorporation, Inc.                                                           85,000         2,895,100
                                                                                                    --------------
                                                                                                    $    5,733,201
                                                                                                    --------------
MATERIALS - 3.6%
Engelhard Corporation                                                                    110,000    $    2,724,700
OM Group, Inc.                                                                            65,000           957,450
                                                                                                    --------------
                                                                                                    $    3,682,150
                                                                                                    --------------
CONSUMER DURABLE GOODS - 2.8%
Clayton Homes, Inc.                                                                      225,000    $    2,823,750
                                                                                                    --------------
INSURANCE - 1.2%
Brown & Brown, Inc.                                                                       36,800    $    1,196,000
                                                                                                    --------------
TRANSPORTATION - 0.6%
Knight Transportation, Inc.*                                                              25,000    $      622,500
                                                                                                    --------------
TOTAL COMMON STOCKS - 82.9% (Cost $65,703,231)                                                      $   84,721,704
                                                                                                    --------------
CONVERTIBLE DEBENTURE - 0.2% (Cost $705,250)
Reptron Electronics, Inc. -6.75% 2004                                              $     775,000    $      217,000
                                                                                                    --------------
TOTAL INVESTMENT SECURITIES - 83.1% (Cost $66,408,481)                                              $   84,938,704
                                                                                                    --------------
SHORT-TERM INVESTMENTS - 16.2% (Cost $16,558,607)
Short-term Corporate Notes:
  Chevron Texaco Corporation - 1% 7/01/03                                             $3,531,000    $    3,531,000
  General Electric Company - 1.18% 7/10/03                                             4,800,000         4,798,584
  General Electric Capital Services, Inc. - 1.02% 7/14/03                              4,373,000         4,371,389
  Dupont (E.I.) De Nemours and Co. - 0.91% 07/15/03                                    3,859,000         3,857,634
                                                                                                    --------------
TOTAL SHORT-TERM INVESTMENTS                                                                        $   16,558,607
                                                                                                    --------------
TOTAL INVESTMENTS - 99.3% (Cost $82,967,088)                                                        $  101,497,311
Other assets and liabilities, net - 0.7%                                                                   726,340
                                                                                                    --------------
TOTAL NET ASSETS - 100%                                                                             $  102,223,651
                                                                                                    ==============

*Non-income producing security
See notes to financial statements.

                       STATEMENT OF ASSETS AND LIABILITIES
                                  June 30, 2003

ASSETS
  Investments at value:

    Investment securities - at market value
      (identified cost $66,408,481)                                            .   $    84,938,704
    Short-term investments - at cost plus interest earned
      (maturity 60 days or less)                                                        16,558,607  $  101,497,311
                                                                                    -------------
  Cash                                                                                                          26
  Receivable for:
    Investment securities sold                                                      $      615,723
    Capital stock sold                                                         .           329,322
    Dividends and accrued interest                                                          54,649         999,694
                                                                                    --------------   -------------
                                                                                                    $  102,497,031

LIABILITIES
  Payable for:

    Capital stock repurchased                                                       $      173,352
    Advisory fees and financial services                                                    55,768
    Accrued expenses                                                                        44,260         273,380
                                                                                    --------------   -------------

NET ASSETS                                                                                          $  102,223,651
                                                                                                    ==============
SUMMARY OF SHAREHOLDERS' EQUITY

  Capital Stock - par value $0.01 per share; authorized
    25,000,000 shares; outstanding 4,381,326 shares                                                 $       43,813
  Additional Paid-in Capital                                                                            83,226,524
  Undistributed net realized gain on investments                                                           778,790
  Accumulated net investment loss                                                                         (355,699)
  Unrealized appreciation of investments                                                                18,530,223
                                                                                                    --------------
  Net assets at June 30, 2003                                                                       $  102,223,651
                                                                                                    ==============
NET ASSET VALUE, REDEMPTION PRICE AND
 MAXIMUM OFFERING PRICE PER SHARE

Net asset value and redemption price per share
 (net assets divided by shares outstanding)                                                         $        23.33
                                                                                                    ==============
Maximum offering price per share
 (100/94.75 of per share net asset value)                                                           $        24.62
                                                                                                    ==============

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                     For the Six Months Ended June 30, 2003

INVESTMENT INCOME
    Dividends                                                                                       $      252,881
    Interest                                                                                                84,538
                                                                                                    --------------
                                                                                                    $      337,419

EXPENSES - Note 3:
    Advisory fees                                                                   $      308,485
    Transfer agent fees and expenses                                           .            83,905
    Financial services                                                         .            43,613
    Reports to shareholders                                                                 24,182
    Audit fees                                                                              22,000
    Registration fees                                                                       13,965
    Custodian fees and expenses                                                             13,057
    Directors' fees and expenses                                                            10,050
    Legal fees                                                                               3,926
    Other expenses                                                                           5,077
                                                                                    --------------
                                                                                    $      528,260
    Reimbursement from Investment Adviser                                                  (17,129)        511,131
                                                                                    --------------  --------------
            Net investment loss                                                                     $     (173,712)
                                                                                                    --------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments:
    Proceeds from sales of investment securities (excluding
      short-term investments with maturities of 60 days or less)                    $    5,436,926
    Cost of investment securities sold                                                   4,531,343
                                                                                    --------------
      Net realized gain on investments                                                              $      905,583

Unrealized appreciation of investments:
    Unrealized appreciation at beginning of period                                  $    6,530,275
    Unrealized appreciation at end of period                                            18,530,223
                                                                                    --------------
      Increase in unrealized appreciation of investments                                                11,999,948
                                                                                                    --------------

            Net realized and unrealized gain on investments                                         $   12,905,531
                                                                                                    --------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                                                   $   12,731,819
                                                                                                    ==============



See notes to financial statements.

                                         STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS ENDED                   YEAR ENDED
                                                           JUNE 30, 2003                 DECEMBER 31, 2002
                                                    ----------------------------    ----------------------------
INCREASE IN NET ASSETS
Operations:
  Net investment income (loss)                      $    (173,712)                  $     (181,987)
  Net realized gain (loss) on investments                 905,583                          (68,221)
  Net unrealized appreciation (depreciation)
    of investments                                     11,999,948                       (9,313,191)
                                                    -------------                   ---------------
Increase (decrease) in net assets resulting
  from operations                                                  $    12,731,819                   $   (9,563,399)

Distributions to shareholders from:
  Net realized capital gains                                                --                           (1,036,773)

Capital Stock transactions:
  Proceeds from Capital Stock sold                  $  14,059,994                   $    86,075,280
  Proceeds from shares issued for
    dividends and distributions reinvested                  --                              868,514
  Cost of Capital Stock repurchased                   (16,346,791)      (2,286,797)     (36,540,287)     50,403,507
                                                    -------------  ---------------  ---------------  --------------
Total increase in net assets                                       $    10,445,022                   $  39,803,335

NET ASSETS

Beginning of period                                                     91,778,629                      51,975,294
                                                                   --------------                    ------------

End of period                                                      $   102,223,651                   $  91,778,629
                                                                   ===============                   =============
CHANGE IN CAPITAL STOCK
  OUTSTANDING
Shares of Capital Stock sold                                               698,655                       3,789,069
Shares issued for dividend and
  distributions reinvested                                                  --                              39,676
Shares of Capital Stock repurchased                                       (814,923)                      (1,576,575)
                                                                   --------------                   --------------
Increase (decrease) in Capital
  Stock outstanding                                                       (116,268)                      2,252,170
                                                                   ===============                  ==============


See notes to financial statements.

                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                         SIX
                                                        MONTHS
                                                         ENDED                YEAR ENDED DECEMBER 31,
                                                        JUNE 30, -------------------------------------------------
                                                          2003      2002      2001      2000       1999      1998
                                                        -------   -------   -------   -------    -------   -------
Per share operating performance:
Net asset value at beginning of period                  $20.41    $23.15    $20.59    $20.45     $20.15    $24.00
                                                        ------    ------    ------    ------     ------    ------
Income from investment operations:
  Net investment income (loss)                          $(0.04)   $(0.04)   $(0.02)       --     $(0.03)   $ 0.07
  Net realized and unrealized gain (loss)
   on investment securities                               2.96     (2.39)     4.65    $ 1.95       4.89      0.82
                                                        ------    ------    ------    ------     ------    ------
Total from investment operations                        $ 2.92    $(2.43)   $ 4.63    $ 1.95     $ 4.86    $ 0.89
                                                        ------    ------    ------    ------     ------    ------
Less distributions:
  Dividends from net investment income                      --        --        --        --        --     $(0.11)
  Distributions from net realized
    capital gains                                           --    $(0.31)   $(2.07)   $(1.81)    $(4.56)    (4.63)
                                                        ------    ------    ------    ------     ------    ------
  Total distributions                                       --    $(0.31)   $(2.07)   $(1.81)    $(4.56)   $(4.74)
                                                        ------    ------    ------    ------     ------    ------
Net asset value at end of period                        $23.33    $20.41    $23.15    $20.59     $20.45    $20.15
                                                        ======    ======    ======    ======     ======    ======
Total investment return*                                 14.31%   (10.59)%   22.73%    10.16%     25.31%     4.80%

Ratios/supplemental data:
Net assets at end of period (in 000s)                 $102,224   $91,779   $51,975   $40,170    $43,116   $49,813
Ratio of expenses to average net assets:
 Before reimbursement from Adviser                        1.20%+    1.15%     1.24%     1.24%      1.30%     1.16%
 After reimbursement from Adviser                         1.16%+    1.15%     1.24%     1.24%      1.30%     1.16%
Ratio of net investment income (loss)
 to average net assets:
 Before reimbursement from Adviser                       (0.43)%+  (0.25)%   (0.11)%    0.02%    (0.15)%     0.32%
 After reimbursement from Adviser                        (0.39)%+  (0.25)%   (0.11)%    0.02%    (0.15)%     0.32%

Portfolio turnover rate                                     15%+       6%       25%       16%        16%      34%

* Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge. The return for the six months ended June 30, 2003 is not annualized.

+ Annualized

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                  June 30, 2003

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     FPA Perennial Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The Fund's primary investment objective is long-term growth of capital. Current income is a secondary consideration. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A.   Security Valuation

         Securities listed or traded on a national securities exchange or on the NASDAQ National Market System are valued at the last sale price on the last business day of the period, or if there was not a sale that day, at the last bid price. Securities which are unlisted are valued at the most recent bid price. Short-term investments with maturities 60 days or less at the time of purchase are valued at cost plus interest earned which approximates market value.

B.   Federal Income Tax

         No provision for federal income tax is required because the Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code and intends to maintain this qualification and to distribute each year to its shareholders, in accordance with the minimum distribution requirements of the Code, all of its taxable net investment income and taxable net realized gains on investments.

C.   Securities Transactions and Related
     Investment Income

         Securities transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

D.   Use of Estimates

         The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from those estimates.

NOTE 2 - PURCHASES, SALES AND TAX DIFFERENCES

     The cost of purchases of investment securities (excluding short-term investments with maturities of 60 days or less at the time of purchase) aggregated $6,070,422 for the six months ended June 30, 2003. Realized gains or losses are based on the specific-certificate identification method.

     All of the amounts reported in the financial statements at June 30, 2003 were the same for federal income tax and financial reporting purposes. Gross unrealized appreciation and depreciation for all investments at June 30, 2003 for federal income tax and financial reporting purposes was $22,812,795 and $4,282,572, respectively.

NOTE 3 - ADVISORY FEES AND OTHER AFFILIATED TRANSACTIONS

     Pursuant to an Investment Advisory Agreement, advisory fees were paid by the Fund to First Pacific Advisors, Inc. (the "Adviser"). Under the terms of this Agreement, the Fund pays the Adviser a monthly fee calculated at the annual rate of 0.75% of the first $50 million of the Fund's average daily net assets and 0.65% of the average daily net assets in excess of $50 million. In addition, the Fund pays the Adviser an amount equal to 0.10% of the average daily net assets for each fiscal year in reimbursement for the provision of financial services to the Fund. The Agreement obligates the Adviser to reduce its fee to the extent necessary to reimburse the Fund for any annual expenses (exclusive of interest, taxes, the cost of any supplemental statistical and research information, and extraordinary expenses such as litigation) in excess of 1?% of the first $30 million and 1% of the remaining average net assets of the Fund for the year. For the six months ended June 30, 2003. The Adviser reduced its fee by $17,129 to reimburse the Fund for expenses in excess of this limit.

     For the six months ended June 30, 2003, the Fund paid aggregate fees of $10,000 to all Directors who are not affiliated persons of the Adviser. Legal fees were for services rendered by O'Melveny & Myers LLP, counsel for the Fund. A Director of the Fund is of counsel to, and a retired partner of, that firm. Certain officers of the Fund are also officers of the Adviser and FPA Fund Distributors, Inc.

NOTE 4 - DISTRIBUTOR

     For the six months ended June 30, 2003, FPA Fund Distributors, Inc. ("Distributor"), a wholly owned subsidiary of the Adviser, received $160,806 in net Fund share sales commissions after reallowance to other dealers. The Distributor pays its own overhead and general administrative expenses, the cost of supplemental sales literature, promotion and advertising.

                        DIRECTOR AND OFFICER INFORMATION

                                  POSITION(S)                                         PORTFOLIOS IN
                                  WITH FUND/          PRINCIPAL OCCUPATION(S)          FUND COMPLEX
     NAME, AGE & ADDRESS         YEARS SERVED         DURING THE PAST 5 YEARS            OVERSEEN         OTHER DIRECTORSHIPS
     -------------------         ------------         -----------------------            --------         -------------------
Willard H. Altman, Jr. - (67)    Director+            Retired. Formerly, until 1995,        6
11400 W. Olympic Blvd., #1200    Years Served:  5     Partner of Ernst & Young LLP,
Los Angeles, CA  90064                                a public accounting firm.

John Endicott - (85)             Director+            Independent Management                1
11400 W. Olympic Blvd., #1200    Years Served: 20     Consultant.
Los Angeles, CA  90064

Leonard Mautner - (85)           Director+            President, Leonard Mautner            2
11400 W. Olympic Blvd., #1200    Years Served: 20     Associates; General Partner,
Los Angeles, CA  90064                                Goodman & Mautner Ltd.

Lawrence J. Sheehan - (71)       Director+            Of counsel to, and partner            5
11400 W. Olympic Blvd., #1200    Years Served: 12     (1969 to 1994) of, the law
Los Angeles, CA  90064                                firm of O'Melveny & Myers LLP,
                                                      legal counsel to the Fund.

Eric S. Ende - (58)              Director+            Senior Vice President of the          3
11400 W. Olympic Blvd., #1200    President &          Adviser.
Los Angeles, CA  90064           Chief Investment
                                 Officer
                                 Years Served: 3

Steven R. Geist - (49)           Executive            Vice President of the Adviser.
11400 W. Olympic Blvd., #1200    Vice President
Los Angeles, CA  90064           & Portfolio
                                 Manager
                                 Years Served:  7

J. Richard Atwood - (43)         Treasurer            Principal and Chief Operating                       First Pacific Advisors,
11400 W. Olympic Blvd., #1200    Years Served:  6     Officer of the Adviser.                             Inc. and FPA Fund
Los Angeles, CA  90064                                President of FPA Fund                               Distributors, Inc.
                                                      Distributors, Inc.

Sherry Sasaki - (48)             Secretary            Assistant Vice President and
11400 W. Olympic Blvd., #1200    Years Served: 20     Secretary of the Adviser and
Los Angeles, CA  90064                                Secretary of FPA Fund
                                                      Distributors, Inc.


Christopher H. Thomas - (46)     Assistant            Vice President and Controller                       FPA Fund
11400 W. Olympic Blvd., #1200    Treasurer            of the Adviser and of FPA Fund                      Distributors, Inc.
Los Angeles, CA  90064           Years Served:  8     Distributors, Inc.


+    Directors serve until their resignation, removal or retirement.

                            FPA PERENNIAL FUND, INC.

INVESTMENT ADVISER

First Pacific Advisors, Inc.
11400 West Olympic Boulevard, Suite 1200
Los Angeles, CA  90064


LEGAL COUNSEL

O'Melveny & Myers LLP
Los Angeles, California

SHAREHOLDER SERVICE AGENT

Boston Financial Data Services, Inc.
P.O. Box 8115
Boston, Massachusetts  02266-8115
(800) 638-3060
(617) 483-5000

DISTRIBUTOR

FPA Fund Distributors, Inc.
11400 West Olympic Boulevard, Suite 1200
Los Angeles, California  90064
(800) 982-4372
(310) 473-0225


CUSTODIAN & TRANSFER AGENT

State Street Bank  and Trust Company
Boston, Massachusetts

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Los Angeles, California

TICKER: FPPFX
CUSIP: 302548102

This report has been prepared for the information of shareholders of FPA Perennial Fund, Inc., and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. The financial information included in this report has been taken from the records of the Fund without examination by independent auditors.

Item 2. Code of Ethics. N/A. Item is only applicable for annual reports for the year ending on or after July 15, 2003.

Item 3. Audit Committee Financial Experts. N/A. Item is only applicable for annual reports for the year ending on or after July 15, 2003.

Item 4. Principal Accountant Fees and Services. N/A. Item is only applicable for annual reports for the year ending on or after December 15, 2003.

Item 5. Audit Committee of Listed Registrants. N/A. Item is only applicable for annual reports for the year ending on or after January 15, 2004.

Item 6.     Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A.

Item 8.     Reserved.

Item 9.     Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of FPA Perennial Fund, Inc. ("Fund") have concluded that the Fund's Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the Fund's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.    Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(b) A separate certification for each Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940. Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

FPA PERENNIAL FUND, INC.


By: /s/ ERIC S.ENDE
    -------------------------
    Eric S. Ende, President

Date:  September 8, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

FPA PERENNIAL FUND, INC.


By: /s/ J. RICHARD ATWOOD
    -------------------------
    J. Richard Atwood, Treasurer

Date:  September 8, 2003